Equity Accounted Investees - Other Significant Investments (Details) € in Thousands		1 Months Ended	12 Months Ended
	Jul. 25, 2017 EUR (€)	Jan. 31, 2016 EUR (€) installment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Equity Accounted Investees
Acquisitions			€ 80,685	€ 136,072	€ 33,039
Dividends received					€ 5,000
Albajuna Therapeutics, S.L.
Equity Accounted Investees
Ownership interest (as a percent)		30.00%	30.00%	30.00%
Acquisitions		€ 3,750
Number of payments for increase in initial investment | installment		2
Total amount of increase in initial investment upon achievements of agreed development milestones		€ 7,250
Kiro Grifols S. L (formerly Kiro Robotics S.L)
Equity Accounted Investees
Share capital increase	€ 12,800
Additional stake acquired (as a percent)	40.00%
Ownership in subsidiary ( as a percent)	90.00%